UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07390

BOULDER TOTAL RETURN FUND, INC.
 (Exact name of registrant as specified in charter)

 2344 Spruce Street, Suite A, Boulder, CO 80302
(Address of principal executive offices) (Zip code)

Stephen C. Miller
2344 Spruce Street, Suite A, Boulder, CO 80302
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: July 1, 2010 – June 30, 2011

Form N-PX is to be used by a registered management investment company,  other than a small business  investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission,  not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Proxy Voting Record

For Period July 1, 2010 to June 30, 2011

Name of Issuer	Ticker Symbol	CUSIP	Shareholder Meeting Date	Record Date	Proposal Number	Description of Matter Voted On	Matter Proposed By Issuer or Holder	Vote Cast	Vote	For or Against Management
Neuberger Berman R/E SEC Income-PFD C	NRO SERIES W	64190A301	7/1/2010	4/1/2010	1	Election of five (5) directors	Issuer	Yes	Against	Against

Allegheny Energy, Inc.	AYE	017361106	9/14/2010	7/16/2010	1
Proposal to approve the agreement and plan of merger, dated as of February 10, 2010, by and among Firstenergy Corp., Element Merger Sub, Inc. (a wholly-owned subsidiary of Firstenergy Corp.) and Allegheny Energy, Inc. as amended as of June 4, 2010 and as it may by further amended form time to time, and the merger described therein
							Issuer	Yes	For	For
2
Proposal to adjourn the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies if there are insufficient votes to approve the merger agreement and the merger at the time of the special meeting
							Issuer	Abstain	Abstain	Abstain

Diageo PLC	DEO	25243Q205	10/14/2010	9/3/2010	1	Report and accounts 2010	Issuer	Yes	For	For
					2	Directors' remuneration report 2010	Issuer	Yes	For	For
					3	Declaration of final dividend	Issuer	Yes	For	For
					4 - 12	Re-election of nine (9) directors	Issuer	Yes	For	For
					13 - 14	Election of two (2) Directors	Issuer	Yes	For	For
					15	re-appointment of auditor	Issuer	Yes	For	For
					16	Remuneration of auditor	Issuer	Yes	For	For
					17	Authority to allot shares	Issuer	Yes	For	For
					18	Disapplication of pre-emption rights	Issuer	Yes	For	For
					19	Authority to purchase own ordinary shares	Issuer	Yes	For	For
					20	Authority to make political donations and/or to incur political expenditure in the EU	Issuer	Abstain	Abstain	Abstain
					21	Amendment of the Diageo plc 2001 Share Incentive Plan	Issuer	Yes	Against	Against
					22	Adoption of the Diageo plc 2001 Share save Plan	Issuer	Yes	Against	Against
					23	Authority to establish international share plans	Issuer	Yes	Against	Against
					24	Reduce notice of a general meeting other than an annual general meeting	Issuer	Yes	Against	Against

Walgreen Co.	WAG	931422109	11/15/2010	1/12/2011	1	Election of eleven (11) directors	Issuer	Yes	For	For
					2	Ratify the appointment of Deloitte & Touche LLP as Walgreen Co.'s independent registered public accounting firm	Issuer	Yes	For	For
					3	Amend Walgreen Co. articles of incorporation to revise the purpose clause	Issuer	Yes	For	For
					4	Amend the Walgreen Co. articles of incorporation to eliminate certain supermajority vote requirements	Issuer	Yes	For	For
					5	Amend Walgreen Co. Articles of incorporation to eliminate the "fair price" charter provision applicable to certain business combinations	Issuer	Yes	For	For
					6	Shareholder proposal on a policy to change the vote required for shareholders to call special shareholder meetings	Holder	Yes	For	Against
					7	Shareholder proposal on a policy that a significant portion of future stock option grants to senior executives should be performance-based	Holder	Yes	For	Against

Penn Virginia Resource Partners LP	PVR	707884102	2/16/2011	12/20/2010	1
To consider and vote upon the approval and adoption of the (A) agreement and plan of merger of by and among Penn Virginia Resource Partners, LP, Penn  Virginia Resource GP, LLC PVR Radnor, LLC, Penn Virginia GP Holdings LP and PVG GP, LLC, the general partner of holdings, (B) merger & (C) transactions contemplated thereby, all as more fully described in the proxy statement
							Issuer	Yes	For	For
					2	To consider and vote upon the approval and adoption of the fourth amended and restated agreement of limited partnership of the partnership	Issuer	Yes	For	For
3
To consider and vote upon any proposal that may be presented to adjourn the partnership special meeting to a later date, if necessary, to solicit additional proxies in the event that there are insufficient votes in favor of any of the foregoing proposals
							Issuer	Abstain	Abstain	Abstain

Franklin Resources, Inc.	BEN	354613101	3/15/2011	1/18/2011	1	Election of twelve (12) Directors	Issuer	Yes	For	For
					2	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2011	Issuer	Yes	For	For
3
To approve an amendment and restatement of the Franklin Resources, Inc. 2002 Universal Stock Incentive Plan to increase the number of authorized shares of common stock available for issuance by 10,000,000 shares
							Issuer	Yes	Against	Against
					4	To approve on an advisory basis the compensation of the Company's executive officers	Issuer	Yes	For	For
					5	Advisory vote on the frequency of advisory votes on the compensation plan of the Company’s executive officers	Issuer	Yes	1 yr	Against

Public Service Enterprise Group, Inc.	PEG	744573106	4/19/2011	2/18/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					3	Advisory vote on frequency of advisory vote on executive compensation	Issuer	Yes	1 yr	For
					4	Ratification of the appointment of Deloitte & Touche LLP as independent auditor for the year 2011	Issuer	Yes	For	For

Scana Corporation	SCG	80589M102	4/21/2011	3/3/2011	1	Election of five (5) Directors	Issuer	Yes	For	For
					2	Approval of amendment to director compensation and deferral plan	Issuer	Yes	For	For
					3	Approval of amendment to articles of incorporation to increase shares from 150,000,000 to 200,000,000	Issuer	Yes	For	For
					4	Approval of appointment of independent registered public accounting firm	Issuer	Yes	For	For
					5	Advisory (non-binding) vote on executive compensation vote	Issuer	Yes	For	For
					6	Advisory (non-binding) vote on frequency of executive compensation vote	Issuer	Yes	1 yr	Against

Cohen & Steers Infrastructure Fund, Inc.	UTF	19248A109	4/28/2011	2/23/2011	1	Election of three (3) Directors	Issuer	Yes	For	For

Cohen & Steers Quality Inc Rlty-Common	RQI	19247L106	4/28/2011	2/23/2011	1	Election of three (3) Directors	Issuer	Yes	For	For

Johnson & Johnson	JNJ	478160104	4/28/2011	3/1/2011	1	Election of eleven (11) Directors	Issuer	Yes	For	For
					2	Ratification of Pricewaterhousecoopers LLP as independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Advisory vote on named executive officer compensation	Issuer	Yes	Against	Against
					4	Advisory vote on frequency of advisory vote on named executive officer compensation	Issuer	Yes	1 yr	For
					5	Shareholder proposal on pharmaceutical price restraint	Holder	Yes	Against	For
					6	Shareholder proposal on amendment to Company's equal employment opportunity policy	Holder	Yes	Against	For
					7	Shareholder proposal on adopting non-animal methods for training	Holder	Yes	Against	For

Pfizer, Inc.	PFE	717081103	4/28/2011	3/1/2011	1	Election of thirteen (15) Directors	Issuer	Yes	For	For
					2	Proposal to ratify the selection of KPMG LLP as independent register accounting firm for 2011	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	For	For
					4	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	Against
					5	Shareholder proposal regarding publication of political contributions	Holder	Yes	Against	For
					6	Shareholder proposal regarding public policy initiatives	Holder	Yes	Against	For
					7	Shareholder proposal on pharmaceutical price restraints	Holder	Yes	Against	For
					8	Shareholder proposal regarding action by written consent	Holder	Yes	For	Against
					9	Shareholder proposal regarding special shareholder meetings	Holder	Yes	For	Against
					10	Shareholder proposal regarding animal research	Holder	Yes	Against	For

HCP, Inc	HCP	40414L109	4/28/2011	3/4/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of Deloitte & Touche LLP as HCP's independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	For	For
					4	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	For

Berkshire Hathaway, Inc. Class A	BRK/A	084670108	4/30/2011	3/2/2011	1	Election of twelve (12) Directors	Issuer	Yes	For	For
					2	Non-binding resolution to approve the compensation of the company's named executive officers, as described in the 2011 proxy statement	Issuer	Yes	For	For
					3	Non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	Issuer	Yes	1 yr	Against
					4	To approve the shareholder proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire's energy generating holdings	Issuer	Yes	Against	For

Berkshire Hathaway, Inc. Class B	BRK/B	084670702	4/30/2011	3/2/2011	1	Election of twelve (12) Directors	Issuer	Yes	For	For
					2	Non-binding resolution to approve the compensation of the company's named executive officers, as described in the 2011 proxy statement	Issuer	Yes	For	For
					3	Non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	Issuer	Yes	1 yr	Against
					4	To approve the shareholder proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire's energy generating holdings	Issuer	Yes	Against	For

Realty Income Corporation	O	756109104	5/3/2011	3/10/2011	1	Election of seven (7) Directors	Issuer	Yes	For	For
					2	Ratification of appointment of KPMG LLP as the independent registered public accounting firm for fiscal year ending December 31, 2011	Issuer	Yes	For	For
					3	Non-binding advisory vote on the compensation of our named executive officers	Issuer	Yes	For	For
					4	Non-binding advisory vote on whether the frequency of future advisory votes on the compensation of our named executive officers should occur every year, every two years or every three years	Issuer	Yes	1 yr	Against

Health Care REIT, Inc.	HCN	42217K106	5/5/2011	3/8/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Approval of the compensation of the named executive officers as disclosed in the proxy statement pursuant to the compensation disclosure rule of the SEC	Issuer	Yes	For	For
					3	Frequency of advisory vote on compensation of the named executive officers	Issuer	Yes	1 yr	For
					4	Approval of an amendment to the second restated certificate of incorporation to increase the number of authorized share of common stock from 225,000,000, to 400,000,000 for general corporate purposes	Issuer	Yes	For	For
					5	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2011	Issuer	Yes	For	For

Pengrowth Energy Corporation	PGH	70706P104	5/5/2011	3/21/2011	1	Appointment of KPMG LLP as auditors of the corporation for the enduing year and authorizing the directors to fix their remuneration	Issuer	Yes	For	For
					2	Election of eight (8) Directors	Issuer	Yes	For	For

Philip Morris International Inc.	PM	718172109	5/11/2011	3/15/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	Ratification of the selection of independent auditors	Issuer	Yes	For	For
					3	Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of future advisory votes on Executive Compensation	Issuer	Yes	1 yr	For
					5	Stockholder proposal 1 - Food insecurity and tobacco use	Holder	Yes	Against	For
					6	Stockholder proposal 2 - Independent board chair	Holder	Yes	Against	For

Transocean Ltd.	RIG	H8817H100	5/13/2011	3/16/2011	1
Approval of the 2010 annual report, including the consolidated financial statements of Transocean Ltd. For fiscal year 2010 and the statutory financial statements of Transocean Ltd. For fiscal year 2010
							Issuer	Yes	For	For
					2	Discharge of the members of the Board of Directors and executive management form liability for activities during fiscal year 2010	Issuer	Yes	Against	Against
					3	Appropriation of available earnings for fiscal year 2010	Issuer	Yes	Against	Against
					4	Proposed reallocation of free reserve to legal reserve, reserve fro m capital contributions	Issuer	Yes	Against	Against
					5	Rescission of the distribution to shareholders I the form of a par value reduction as approved at the 2010 annual general meeting	Issuer	Yes	Against	Against
6
Release and allocation of legal reserve, reserve from capital contribution, to dividend reserve from capital contributions,  If proposal 3 and proposal 5 are not approved as proposed by the Board of Directors, there will be no vote on the proposal 6
							Issuer	Yes	Against	Against
					7	New authorized share capital	Issuer	Yes	Against	Against
					8	Reduction of the maximum number of members of the Board of Directors to 12	Issuer	Yes	For	For
					9	Election of five (5) Directors	Issuer	Yes	For	For
10
Appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year 2011 and reelection of Ernst & Young Ltd., Zurich, as the Company's auditor for a further one-year term
							Issuer	Yes	For	For
					11	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					12	Advisory vote on the frequency of executive compensation vote	Issuer	Yes	1 yr	For

Healthcare Realty Trust Incorporated	HR	421946104	5/17/2011	3/17/2011	1	Election of three (3) Directors	Issuer	Yes	For	For
					2	Ratify the appointment of BDO USA LLP as the company's independent registered public accounting firm	Issuer	Yes	For	For
3
To approve the following resolution: resolved, that the shareholders of Healthcare realty Trust Incorporated approve, on a non-binding advisory basis, the compensation of the named executive officers as disclosed pursuant to item 402 of regulation S-K in the company's proxy statement for the 2011 annual meeting of shareholders
							Issuer	Yes	Against	Against
					4	To recommend, by non-binding advisory vote, the frequency of executive compensation votes on an annual (1 year), biennial (2 years) or triennial (3 years) basis	Issuer	Yes	1 yr	Against

Firstenergy Corp.	FE	337932107	5/17/2011	3/28/2011	1	Election of thirteen (13) Directors	Issuer	Yes	For	For
					2	Ratification of the appointment of the independent registered accounting firm	Issuer	Yes	For	For
					3	Reduce the percentage of share required to call a special meeting of shareholder	Issuer	Yes	For	For
					4	Approval of an advisory vote on executive compensation	Issuer	Yes	Against	Against
					5	Recommend advisory vote on frequency of future votes on executive compensation	Issuer	Yes	1 yr	For
					6	Shareholder proposal: Report on coal combustion waste	Holder	Yes	Against	For
					7	Shareholder proposal: Lower percentage required for shareholder action by written consent	Holder	Yes	For	Against
					8	Shareholder proposal: Adopt a majority vote standard for the election of directors	Holder	Yes	For	Against
					9	Shareholder proposal: Report on financial risks of reliance on coal	Holder	Yes	Against	Against

PPL Corporation	PPL	69351T106	5/18/2011	2/28/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	Approval of short term incentive plan	Issuer	Yes	Against	Against
					3	Ratification of the appointment of independent registered accounting firm	Issuer	Yes	For	For
					4	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					5	Advisory vote on the frequency of future executive compensation votes	Issuer	Yes	1 yr	For
					6	Shareholder proposal - Director election majority vote standard proposal	Holder	Yes	For	Against
					7	Shareholder proposal - Special shareholder meetings	Holder	Yes	For	Against

Yum Brands, Inc.	YUM	988498101	5/19/2011	3/21/2011	1	Election of twelve (12) Directors	Issuer	Yes	For	For
					2	Ratification of Independent Auditors	Issuer	Yes	For	For
					3	To approve, by non-binding advisory vote, executive compensation	Issuer	Yes	Against	Against
					4	To recommend by non-binding advisory vote, the frequency of executive compensation votes	Issuer	Yes	1 yr	For
					5	Proposal approving amendment to company's restated articles of incorporation to permit Shareholders to call Special Meetings	Issuer	Yes	For	For

Black Hills Corporation	BKH	092113109	5/25/2011	4/5/2011	1	Election of four (4) Directors	Issuer	Yes	For	For
					2	Ratify the appointment of Deloitte & Touche LLP to serve as Black Hills Corporation's independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Approve the advisory resolution on executive compensation	Issuer	Yes	Against	Against
					4	Approve holding the advisory vote on executive compensation every one two or three years as indicated	Issuer	Yes	1 yr	For

Home Depot, Inc.	HD	437076102	6/2/2011	4/4/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	Proposal to ratify the appointment of KPMG LLP	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of the advisory vote on executive compensation	Issuer	Yes	1 yr	For
					5	Company proposal to implement shareholder ability to act by written consent (Approval of amended and restated certificate of incorporation)	Issuer	Yes	For	For
					6	Shareholder proposal regarding cumulative voting	Holder	Yes	For	Against
					7	Shareholder proposal regarding special shareholder meetings	Holder	Yes	For	Against
					8	Shareholder proposal regarding employment diversity report	Holder	Yes	Against	For
					9	Shareholder proposal regarding electioneering policies and contributions	Holder	Yes	Against	For

Wal-Mart Stores, Inc.	WMT	931142103	6/3/2011	4/6/2011	1	Election of thirteen (15) Directors	Issuer	Yes	For	For
					2	Ratification of Ernst & Young LLP as independent accountants	Issuer	Yes	For	For
					3	Advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1 yr	For
					5	Gender identity non-discrimination policy	Holder	Yes	Against	For
					6	Political contributions report	Holder	Yes	Against	For
					7	Special shareowner meetings	Holder	Yes	For	Against
					8	Require suppliers to publish annual sustainability report	Holder	Yes	Against	For
					9	Climate change risk disclosure	Holder	Yes	Against	For

Caterpillar Inc.	CAT	149123101	6/8/2011	4/11/2011	1	Election of fifteen (15) Directors	Issuer	Yes	For	For
					2	Ratify the appointment of independent registered public accounting firm for 2011	Issuer	Yes	For	For
					3	Approve amended and restated Caterpillar, Inc. executive short term incentive plan	Issuer	Yes	Against	Against
					4	Advisory vote on the frequency of executive compensation votes	Issuer	Yes	Against	Against
					5	Advisory vote on the frequency of executive compensation votes	Issuer	Yes	1 yr	For
					6	Stockholder proposal - report on political contributions and expenses	Holder	Yes	Against	For
					7	Stockholder proposal - executives to retain significant stock	Holder	Yes	Against	For
					8	Director election majority vote standard	Holder	Yes	For	Against
					9	Stockholder proposal - special stockholder meetings	Holder	Yes	For	Against
					10	Stockholder proposal - independent chairman of the board	Holder	Yes	Against	For
					11	Stockholder proposal - review global corporate standards	Holder	Yes	Against	For
					12	Stockholder proposal - death benefits policy	Holder	Yes	Against	For

W.P. Carey & Co.	WPC	92930Y107	6/16/2011	4/19/2011	1	Election of fourteen (14) Directors	Issuer	Yes	For	For
					2	Ratification of appointment of Pricewaterhousecoopers LLP as the company's independent registered accounting firm for 2011	Issuer	Yes	For	For
					3	To approve the advisory resolution on executive compensation	Issuer	Yes	Against	Against
					4	To approve holding an advisory vote on executive compensation every on, two or three years as indicated	Issuer	Yes	1 yr	Against

Penn Virginia Resource Partners, LP	PVR	707884102	6/22/2011	4/26/2011	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	To approve by advisory (non-binding) vote, executive compensation	Issuer	Yes	For	For
					3	To recommend by advisory (Non-binding) vote, the frequency of future advisory votes on executive compensation	Issuer	Yes	1yr	For
3M Company	MMM	88579Y101	5/10/2011	3/11/2011	1	Election of ten (10) Directors	Issuer	Yes	For	For
					2	To Ratify the appointment of Pricewaterhousecoopers as independent registered public accounting firm.	Issuer	Yes	For	For
					3	An advisory vote on executive compensation	Issuer	Yes	Against	Against
					4	An advisory vote on the frequency of advisory votes on executive compensation	Issuer	Yes	1 yr	For
					5	Stockholder proposal on political contributions	Issuer	Yes	Against	Against

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boulder Total Return Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller
President (Principal Executive Officer)

Date:	August 31, 2011